Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net loss	$ (5,555)	$ (8,014)
Adjustments for:
Stock-based compensation	804	1,980
Stock option expense	239	0
Depreciation equipment	4	4
Issued stock for service fee	0	1,330
Amortization and others	136	411
Changes in non-cash operating balances:
Accounts receivable and other receivables	3	(10)
Prepaid expenses	(22)	(37)
Inventories	(10)	6
Accounts payable and accrued liabilities	68	592
Security deposit	0	13
Net cash flows used in operating activities	(4,333)	(3,725)
Cash flows from (used in) financing activities
Proceeds from issuance of share capital	0	5,000
Repayment of operating lease and financing obligation	(139)	(125)
Net cash flows (used in) provided by financing activities	(139)	4,875
Net (decrease) increase in cash	(4,472)	1,150
Cash, beginning of the period	5,239	7,946
Cash, end of the period	767	9,096
Supplemental Disclosure
Income taxes paid	0	0
Interest paid	0	0
Non-cash investing and financing activities
Increase in right-of-use asset and related liability	$ 144	$ 329